Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.21313%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$737,745.05

Principal:
Principal Collections	$10,999,989.91
Prepayments in Full	$5,662,263.15
Liquidation Proceeds	$138,089.79
Recoveries	$56,246.24
Sub Total	$16,856,589.09
Collections	$17,594,334.14

Purchase Amounts:
Purchase Amounts Related to Principal	$138,221.56
Purchase Amounts Related to Interest	$389.27
Sub Total	$138,610.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,732,944.97

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,732,944.97
Servicing Fee	$243,124.59	$243,124.59	$0.00	$0.00	$17,489,820.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,489,820.38
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,489,820.38
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,489,820.38
Interest - Class A-3 Notes	$238,977.72	$238,977.72	$0.00	$0.00	$17,250,842.66
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$16,960,782.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,960,782.33
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$16,867,884.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,867,884.50
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$16,803,331.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,803,331.17
Regular Principal Payment	$15,177,812.39	$15,177,812.39	$0.00	$0.00	$1,625,518.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,625,518.78
Residual Released to Depositor	$0.00	$1,625,518.78	$0.00	$0.00	$0.00
Total		$17,732,944.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,177,812.39
Total					$15,177,812.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,177,812.39	$47.88	$238,977.72	$0.75	$15,416,790.11	$48.63
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$15,177,812.39	$14.42	$686,489.21	$0.65	$15,864,301.60	$15.07

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$88,510,267.43	0.2792122	$73,332,455.04	0.2313327
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$244,120,267.43	0.2319190	$228,942,455.04	0.2174998

Pool Information
Weighted Average APR	3.048%	3.054%
Weighted Average Remaining Term	30.55	29.69
Number of Receivables Outstanding	20,246	19,616
Pool Balance	$291,749,502.98	$274,745,330.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$266,917,662.28	$251,484,787.31
Pool Factor	0.2511836	0.2365438

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$23,260,543.57
Targeted Overcollateralization Amount	$45,802,875.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,802,875.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$65,607.69
(Recoveries)		90	$56,246.24
Net Loss for Current Collection Period			$9,361.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0385%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2837%
Second Prior Collection Period			-0.2152%
Prior Collection Period			0.4347%
Current Collection Period			0.0397%
Four Month Average (Current and Prior Three Collection Periods)			0.1357%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,000	$9,017,456.29
(Cumulative Recoveries)			$1,856,251.48
Cumulative Net Loss for All Collection Periods			$7,161,204.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6165%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,508.73
Average Net Loss for Receivables that have experienced a Realized Loss			$3,580.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.99%	146	$2,723,858.60
61-90 Days Delinquent	0.12%	17	$336,472.43
91-120 Days Delinquent	0.07%	9	$187,765.72
Over 120 Days Delinquent	0.13%	18	$370,300.34
Total Delinquent Receivables	1.32%	190	$3,618,397.09

Repossession Inventory:
Repossessed in the Current Collection Period		6	$129,962.71
Total Repossessed Inventory		10	$219,493.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1909%
Prior Collection Period			0.1926%
Current Collection Period			0.2243%
Three Month Average			0.2026%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3256%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	34

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	27	$469,863.05
2 Months Extended	65	$1,114,135.23
3+ Months Extended	6	$104,406.41

Total Receivables Extended:	98	$1,688,404.69

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer